Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Schedule of Accounts receivable, net

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	27,669,404	20,975,050	3,079,630
Less: allowance for credit loss	(5,513,270)	(3,183,129)	(467,358)
Accounts receivable, net	22,156,134	17,791,921	2,612,272

Schedule of allowance for doubtful accounts

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	4,030,967	5,513,270	784,383
Allowance for credit loss	2,306,700	108,423	15,724
Write-off	(51,892)	(1,883,741)	(273,180)
Other changes - Deconsolidation	(772,505)	(554,823)	(80,461)
Exchange rate difference	-	-	20,892
Ending balance	5,513,270	3,183,129	467,358